Labor liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Labor liabilities
Provision for vacation, 13th salary and payroll charges	R$ 32,460	R$ 32,415
INSS payable	9,582	7,523
Provision for profit sharing	7,471	5,426
FGTS payable	3,562	2,584
Salaries payable	2,685	1,901
Other	9,994	3,208
Total	65,754	53,057
Current liabilities	63,067	51,080
Non-current liabilities	R$ 2,687	R$ 1,977